UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 844,582	$ 30,162,475	$ 13,689,091
Restricted cash		12,239,819	12,297,151
Investments in marketable securities		12,572,950	54,980,156
Accounts receivable	[1]	11,815,732	28,902
Aircraft support parts		434,894	1,761,270
Prepaid expenses and other current assets		2,892,240	1,835,032
Deferred offering costs		388,120	5,800,144	0
Total current assets		41,188,337	106,865,130
Property, plant and equipment, net		202,050,389	192,091,413
Intangible assets, net		155,369	208,196
Goodwill		2,457,937	2,457,937
Other noncurrent assets		7,583,603	4,356,225
Total assets		253,435,635	305,978,901
Current liabilities:
Accounts payable		6,235,941	3,170,354
Accrued expenses and other current liabilities		7,823,154	18,669,572
Operating right-of-use current liability		355,119	21,484
Current portion of long-term debt, net of debt issuance costs		2,459,654	2,445,594
Total current liabilities		16,873,868	24,307,004
Long-term accrued expenses and other noncurrent liabilities		6,864,516	45,659
Operating right-of-use noncurrent liability		1,449,911	754,673
Long-term debt, net of debt issuance costs	[2]	205,060,810	205,471,958
Total liabilities		230,249,105	230,579,294
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common Stock, $0.0001 par value; 1,000,000,000 shares authorized; 44,505,944 shares issued and outstanding at June 30, 2023; 39,081,744 shares issued and outstanding at December 31, 2022		4,906	3,908
Additional paid-in capital		78,977,391	0
Accumulated deficit		(400,054,307)	(415,304,343)
Accumulated other comprehensive income		1,519,571	1,678,497
Total stockholders' deficit		(319,552,439)	(413,621,938)	(84,815,189)
Total liabilities, mezzanine equity, and stockholders' deficit		253,435,635	305,978,901
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Current assets:
Cash and cash equivalents			30,162,475	13,689,091
Restricted cash			12,297,151	3,572,041
Investments in marketable securities			54,980,156
Accounts receivable			28,902	34,992
Aircraft support parts			1,761,270	1,944,660
Prepaid expenses and other current assets			1,835,032	2,825,687
Deferred offering costs			5,800,144
Total current assets			106,865,130	22,066,471
Property, plant and equipment, net			192,091,413	168,677,309
Intangible assets, net			208,196	307,954
Goodwill			2,457,937	2,457,937
Other noncurrent assets			4,356,225	1,602,568
Total assets			305,978,901	195,112,239
Current liabilities:
Accounts payable			3,170,354	4,021,177
Accrued expenses and other current liabilities			18,669,572	474,644
Operating right-of-use current liability			21,484	4,973
Current portion of Series B Preferred shares				66,412,637
Current portion of long-term debt, net of debt issuance costs			2,445,594	2,155,926
Total current liabilities			24,307,004	73,069,357
Long-term accrued expenses and other noncurrent liabilities			45,659	1,456,949
Operating right-of-use noncurrent liability			754,673	608,571
Long-term debt, net of debt issuance costs	[3]		205,471,958	58,117,473
Total liabilities			230,579,294	133,252,350
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Accumulated deficit			(415,300,435)	(84,832,845)
Accumulated other comprehensive income			1,678,497	24,706
Total stockholders' deficit			(413,621,938)	(84,808,139)
Total liabilities, mezzanine equity, and stockholders' deficit			305,978,901	195,112,239
Redeemable Legacy Bridger Series C Preferred Shares
MEZZANINE EQUITY
Preferred stock		0	489,021,545
Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
MEZZANINE EQUITY
Preferred stock			489,021,545
Series A Preferred Stock
MEZZANINE EQUITY
Preferred stock		$ 342,738,969	$ 0
Series A Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
MEZZANINE EQUITY
Preferred stock				$ 146,668,028

[1]	Includes related party accounts receivable of $427,454 as of June 30, 2023.
[2]	Includes related party debt of $10,000,000 for the 2022 taxable industrial revenue bond as of June 30, 2023 and December 31, 2022, respectively.
[3]	Includes related party debt of $10,000,000 for the 2022 taxable industrial revenue bond.